Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,538,723	$25,695	$893,968	$12,670,450
Federal Farm Credit Bank ("FFCB") Securities	5,750,000	—	383,820	5,366,180
Federal National Mortgage Association ("FNMA") Bonds	1,993,473	—	18,543	1,974,930
Small Business Administration (“SBA”) Bonds	99,228,708	1,914,720	319,443	100,823,985
Tax Exempt Municipal Bonds	63,590,959	410,151	2,685,988	61,315,122
Mortgage-Backed Securities	245,882,053	5,843,365	3,128,883	248,596,535
Equity Securities	257,938	—	1,688	256,250
	$430,241,854	$8,193,931	$7,432,333	$431,003,452

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$6,115,036	$53,954	$4,320	$6,164,670
SBA Bonds	94,152,203	2,466,354	156,287	96,462,270
Tax Exempt Municipal Bonds	35,772,115	1,770,567	60,534	37,482,148
Mortgage-Backed Securities	206,793,861	8,030,008	91,966	214,731,903
Equity Securities	102,938	—	27,713	75,225
	$342,936,153	$12,320,883	$340,820	$354,916,216

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$229,940	$231,902
One – Five Years	14,130,674	14,458,222
Five – Ten Years	69,085,158	69,191,949
After Ten Years	100,914,029	98,524,844
Mortgage-Backed Securities	245,882,053	248,596,535
	$430,241,854	$431,003,452

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$10,288,110	$651,608	$1,757,640	$242,360	$12,045,750	$893,968
FFCB Securities	4,435,070	314,930	931,110	68,890	5,366,180	383,820
FNMA Bonds	1,974,930	18,543	—	—	1,974,930	18,543
SBA Bonds	12,183,961	288,678	3,541,453	30,765	15,725,414	319,443
Tax Exempt Municipal Bonds	39,848,206	2,556,014	2,008,272	129,974	41,856,478	2,685,988
Mortgage-Backed Securities	88,516,030	2,756,216	6,436,369	372,667	94,952,399	3,128,883
Equity Securities	—	—	101,250	1,688	101,250	1,688
	$157,246,307	$6,585,989	$14,776,094	$846,344	$172,022,401	$7,432,333
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$995,680	$4,320	$—	$—	$995,680	$4,320
SBA Bonds	4,583,177	119,825	1,833,076	36,462	6,416,253	156,287
Tax Exempt Municipal Bond	4,538,734	60,534	—	—	4,538,734	60,534
Mortgage-Backed Securities	16,259,037	91,966	—	—	16,259,037	91,966
Equity Securities	—	—	75,225	27,713	75,225	27,713
	$26,376,628	$276,645	$1,908,301	$64,175	$28,284,929	$340,820